Bank Loans (Details) - USD ($)							1 Months Ended	12 Months Ended
	Dec. 14, 2020	Nov. 05, 2020	Mar. 04, 2020	Jan. 09, 2020	Jan. 02, 2020	Feb. 01, 2019	Apr. 25, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 16, 2020
Bank Loans (Details) [Line Items]
Restricted cash deposits									$ 172,369
Restricted cash deposit								114,943
Interest expense								$ 203,289	$ 123,278	$ 19,385
Weighted average interest rate								4.70%	4.90%	5.90%
Powerbridge Zhuhai [Member]
Bank Loans (Details) [Line Items]
Obtain loan amount	$ 306,514	$ 1,532,567	$ 459,770	$ 766,284	$ 2,298,851	$ 430,923	$ 1,149,095				$ 1,532,532
Term of loan	1 year	1 year	1 year	1 year	1 year	1 year	1 year
Fixed annual interest	4.55%	4.5675%	4.55%	4.45%	4.60%	4.60%					5.003%